Sequential Quarterly Product Sales - 2018	6 Months Ended
Jun. 30, 2019
Sequential Quarterly Product Sales - 2018
Sequential Quarterly Product Sales - 2018

9   Sequential  Quarterly  Product  Sales – 2018

The table below provides an analysis of sequential quarterly Product Sales, with Actual and CER growth rates reflecting quarter-on-quarter growth.

* The sequential quarterly product sales information included in the interim financial statements has not been reviewed by PricewaterhouseCoopers LLP.

	Q1 2018	Actual	CER	Q2 2018	Actual	CER	Q3 2018	Actual	CER	Q4 2018	Actual	CER
	$m	%	%	$m	%	%	$m	%	%	$m	%	%
Oncology
Tagrisso	338	11	10	422	25	25	506	20	23	594	17	19
Iressa	132	2	(1)	143	8	8	131	(8)	(5)	112	(15)	(13)
Lynparza	119	19	18	150	26	26	169	13	15	209	24	25
Imfinzi	62	n/m	n/m	122	98	98	187	53	52	262	40	41
Calquence	8	n/m	n/m	12	51	50	18	50	50	24	33	33
Legacy:
Faslodex	254	7	5	247	(3)	(2)	258	4	7	269	4	5
Zoladex	184	(2)	(4)	192	4	5	194	1	6	182	(6)	(2)
Arimidex	54	(5)	(7)	57	6	6	55	(4)	-	46	(16)	(13)
Casodex	52	(4)	(6)	52	-	(2)	51	(2)	4	46	(10)	(8)
Others	27	(7)	(20)	37	37	50	28	(24)	(22)	23	(18)	13
Total Oncology	1,230	10	8	1,434	17	17	1,597	11	14	1,767	11	13
BioPharmaceuticals: CVRM
Farxiga	299	(10)	(11)	340	14	15	355	4	7	397	12	13
Brilinta	293	(2)	(4)	316	8	9	336	6	9	376	12	13
Onglyza	129	(28)	(29)	126	(2)	(2)	140	11	14	148	6	8
Bydureon	139	(5)	(5)	155	12	11	152	(2)	(1)	138	(9)	(9)
Byetta	31	(35)	(38)	29	(7)	(3)	34	17	17	32	(6)	(6)
Symlin	9	(31)	(31)	7	(22)	(22)	8	14	14	10	25	25
Legacy:
Crestor	389	(35)	(36)	338	(13)	(12)	353	4	8	353	-	2
Seloken/Toprol-XL	200	19	18	173	(14)	(13)	179	3	10	160	(11)	(8)
Atacand	71	(3)	(3)	66	(8)	(8)	65	(2)	5	58	(11)	(9)
Others	85	6	4	73	(13)	(11)	73	(3)	-	75	3	3
BioPharmaceuticals: total CVRM	1,645	(15)	(17)	1,623	(1)	-	1,695	4	8	1,747	3	5
BioPharmaceuticals: Respiratory
Symbicort	634	(16)	(17)	672	6	6	619	(8)	(5)	636	3	4
Pulmicort	346	(7)	(8)	287	(17)	(17)	264	(8)	(4)	389	47	51
Daliresp/Daxas	38	(28)	(30)	45	19	22	52	16	18	54	4	4
Tudorza/Eklira	34	(19)	(21)	39	15	15	18	(54)	(59)	19	6	11
Duaklir	28	22	17	22	(22)	(19)	23	5	5	22	(4)	-
Fasenra	21	n/m	n/m	65	n/m	n/m	86	32	34	125	45	46
Bevespi	5	(38)	(38)	8	61	60	10	25	25	10	-	-
Others	75	(12)	(20)	88	17	16	70	(20)	(13)	107	53	57
BioPharmaceuticals: total Respiratory	1,181	(11)	(13)	1,226	4	4	1,142	(7)	(4)	1,362	19	21
Other medicines
Nexium	448	5	3	442	(1)	(1)	422	(5)	97	390	(8)	(7)
Synagis	224	(4)	(4)	26	(89)	(88)	164	n/m	n/m	251	53	n/m
Seroquel XR / IR	97	n/m	40	131	35	37	77	(41)	6	56	(27)	(31)
Losec/Prilosec	69	-	(4)	76	10	11	67	(12)	85	60	(10)	(8)
Movantik/Moventig	28	(7)	(7)	24	(14)	(14)	32	33	167	25	(22)	(22)
FluMist/Fluenz	-	n/m	n/m	-	n/m	n/m	35	n/m	n/m	75	n/m	n/m
Others	63	(62)	(45)	48	(25)	(26)	35	(27)	n/m	35	-	31
Total other medicines	929	(15)	(16)	747	(20)	(20)	832	12	15	892	7	22

Total Product Sales	4,985	(9)	(11)	5,030	1	1	5,266	5	8	5,768	10	13